Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Payroll and related accruals	$ 85,579	$ 81,377
Other liabilities	82,671	62,819
Deferred revenue	70,827	66,432
Accrued expenses	51,673	70,007
Income taxes payable	24,946	12,475
Operating lease liabilities	24,335	22,268
Accrued contingent consideration and milestone payments	20,650	18,359
Cash collateral	16,790	5,440
Fair value of derivative instruments	13,753	49,774
Accrued interest on long-term debt	10,554	8,518
Accrued royalties	5,098	9,699
Total accrued and other current liabilities	$ 406,876	$ 407,168